Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Expenses By Nature
Schedule of expenses nature

	2022	2021	2020
		Note 2	Note 2

Cost of inventories	(12,047)	(10,972)	(10,959)
Personnel expenses	(2,227)	(2,220)	(2,263)
Outsourced services	(301)	(389)	(393)
Overhead expenses	(748)	(653)	(716)
Commercial expenses	(586)	(514)	(588)
Other expenses	(407)	(461)	(556)
	(16,316)	(15,209)	(15,475)

Cost of sales	(13,019)	(11,942)	(11,939)
Selling expenses	(2,699)	(2,572)	(2,809)
General and administrative expenses	(598)	(695)	(727)
	(16,316)	(15,209)	(15,475)